Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ 3,296
Defined benefit accrual	(29)	161
Tax loss carryforwards	3,599	3,640
Add back loss carryforwards used for the debt remission	1,342
Valuation allowance	(1,616)	(3,801)
France
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	3,296
Foreign
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)